Share-Based Payment	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT	SHARE-BASED PAYMENT
32.1Accounting policies
The Company offers executives share-based compensation plans to be settled with Company shares or cash, according to which the Company receives services as consideration.
The cost of instruments is measured based on fair value on the date they were granted or at the end of the reporting period for phantom shares. To determine the fair value of purchase options, the Company uses the Black-Scholes model.
The cost of transactions settled with equity securities is recognized in profit or loss under “Salaries and benefits”, together with a corresponding increase in the “Capital reserve” or “Salaries and benefits” liability for phantom shares, over the period in which performance and/or service condition are met, ending on the date on which the employee acquires the full right to the award (vesting date) or settlement and cancellation for phantom shares. The outstanding liability is revalued at fair value at the end of the reporting period.
32.2Compensation plans
The Company has three share-based compensation plans: the Stock Option Plan (“Option Plan”), the Restricted Stock Option Plan (“RSU”) and the Stock Purchase Plan ("phantom shares"). All of them aim to stimulate and promote the alignment of the objectives of the Company, shareholders, management and employees, and mitigate the risks in the generation of value of the Company by the loss of its executives, strengthening their commitment and productivity in the long-term results.
The movement of the plans is as follows:

	Number of shares
Description	Option plan	RSU	Phantom shares	Total

At December 31, 2021	3,923,686	1,366,386	5,136,682	10,426,754

Granted	17,089,417	1,006,779	—	18,096,196
Exercised	(1,943,398)	(479,098)	—	(2,422,496)
Canceled	—	(98,666)	(4,810,210)	(4,908,876)
At December 31, 2022	19,069,705	1,795,401	326,472	21,191,578

Granted	1,800,000	500,000	—	2,300,000
Exercised	(124,388)	(609,313)	(22,884)	(756,585)
Canceled	(223,633)	(142,023)	(56,658)	(422,314)
At December 31, 2023	20,521,684	1,544,065	246,930	22,312,679

	December, 31
Description	2023	2022

Share price (in reais)	16.01	11.01
Weighted average price of the stock option (in reais)	12.93	11.84
Weighted average price of the phantom shares (in reais)	10.35	—
Cash inflow stock option plan	1,608	23,006
Flat cash inflow of phantom shares	237	—
Total obligation related to the phantom shares	1,736	844
Income tax regarding RSU transfer	3,239	1,427
The expenses of share-based compensation plans are shown below:

	Years ended December, 31
Description	2023	2022	2021

Option plan	61,646	29,368	5,933
RSU	9,093	1,366	15,877
Phantom shares	904	(48,984)	(4,630)
	71,643	(18,250)	17,180
The reversal of expenses in 2022 and 2021 was due to the reduction in the fair value of shares in these periods.
32.3Assumptions
32.3.1Option plan
During the third quarter of 2023, the Company granted one program with the following conditions:

Date of grant	Option exercise price (in R$)	Fair value of the option on the grant (in R$)	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Deadline remainder of vesting period (in years)	Purchasing period up to (years)	Total options granted	Total outstanding options	Total options available for exercise

December 11, 2009	3.42	1.93	47.7%	1.1%	8.8%	25.0%	0.0	4.0	5,032,800	182,870	182,870
March 24, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0.0	4.0	1,572,000	84,000	84,000
April 5, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0.0	4.0	656,000	6,200	6,200
June 30, 2014	19.15	11.01	40.6%	1.1%	12.5%	25.0%	0.0	4.0	2,169,122	708,993	708,993
July 1, 2015	14.51	10.82	40.6%	1.1%	15.7%	25.0%	0.0	4.0	627,810	177,592	177,592
July 1, 2016	14.50	10.14	43.1%	1.1%	12.2%	25.0%	0.0	4.0	820,250	280,124	280,124
July 6, 2017	22.57	12.82	43.4%	1.1%	10.3%	25.0%	0.0	4.0	680,467	442,796	442,796
March 14, 2017	11.85	4.82	50.6%	1.1%	11.3%	20.0%	0.0	5.0	9,343,510	—	—
August 8, 2022	11.07	8.10	70.0%	—%	13.0%	25.0%	2.6	4.0	1,774,418	1,731,390	439,962
August 8, 2022	11.07	6.40	68.8%	—%	13.2%	25.0%	1.6	4.0	1,514,999	1,399,999	669,500
August 19, 2022	11.07	7.39	67.2%	—%	13.6%	100.0%	0.0	1.0	4,900,000	4,824,333	4,824,333
August 19, 2022	11.07	11.54	74.6%	—%	12.7%	33.0%	3.6	5.0	8,900,000	8,900,000	—
July 7, 2023	15.60	10.80	75.4%	—%	11.6%	25.0%	3.5	4.0	1,800,000	1,783,387	—
									39,791,376	20,521,684	7,816,370
32.3.2RSU
During the third quarter the 2023, the Company granted one program with the following conditions:

Date of grant	Exercise rate per tranche	Fair value of share (in reais)	Remaining term of the vesting period (in years)	Purchasing period up to (years)	Total granted	Total not exercised

July 7, 2019	25.0%	51.65	0.0	4.0	170,000	—
June 19, 2020	25.0%	21.80	0.4	4.0	1,382,582	255,126
July 7, 2021	25.0%	42.67	1.5	4.0	300,000	118,661
July 7, 2022	25.0%	11.72	2.5	4.0	335,593	230,693
July 7, 2022	25.0%	11.72	2.5	4.0	671,186	444,761
July 7, 2023	25.0%	19.32	3.5	4.0	500,000	494,824
					3,359,361	1,544,065
32.3.3Phantom shares

Date of grant	Option exercise price (in reais)	Average fair value of option	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Remaining term of the vesting period (in years)	Purchasing period up to (years)	Total granted	Total outstanding	Total options available for exercise

August 7, 2018	20.43	3.89	74.9%	0%	10.0%	25.0%	0.0	4.0	707,400	53,520	53,520
July 7, 2019	42.09	1.08	74.9%	0%	10.0%	25.0%	0.0	4.0	405,000	—	—
April 30, 2020	10.35	7.87	74.9%	0%	10.0%	33.3%	0.0	3.0	3,250,000	153,160	153,160
April 30, 2020	10.35	8.60	73.8%	0%	9.8%	25.0%	0.3	4.0	1,600,000	38,820	38,820
August 17, 2021	33.99	3.46	71.4%	0%	9.8%	25.0%	1.6	4.0	580,000	1,430	1,430
									6,542,400	246,930	246,930